Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000204809
Shareholder Report [Line Items]
Fund Name	KBI Global Investors Aquarius Fund
Class Name	Institutional Shares
Trading Symbol	KBIWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Shares of the KBI Global Investors Aquarius Fund (the "Fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kbigiusmutualfunds.com. You can also request this information by contacting us at 833-658-4739.
Additional Information Phone Number	833-658-4739
Additional Information Website	https://www.kbigiusmutualfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KBI Global Investors Aquarius Fund, Institutional Shares	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The period started difficultly for the strategy and the broader market, both declining in Q323. September was challenging as stocks we owned underperformed, and stocks we didn’t own outperformed, which we also experienced in the H1 2023 with IT. The strategy’s exposure to interest rate sensitive names (Utilities & Tech), were a headwind. In the market, Energy was the best performing sector in the quarter, with Utilities and Consumer Staples lagging. The strategy rebounded in Q423, registering a positive return and outperforming the benchmark. Whilst starting unconvincingly, November and December were strong. Third quarter earnings helped with results for most of our companies being in-line/ahead of expectations. The US 10-year treasury yield retreated from its highs, driven by expectations that we have reached ‘‘peak’’ interest rates, with inflation data appearing under control, this contributed to a rally in interest rate sensitive stocks.

Although gaining in Q124, we underperformed the benchmark. While consensus was interest rates had peaked, the timeline regarding the downward trajectory was uncertain, given economic resilience, halting the rally in interest rate sensitive names. In February performance improved, buoyed by fourth quarter earnings, which demonstrated that fundamentals were strong as our companies due to positive commentaries, such as the engineering and construction space and utilities. In the broader market, the Communications Services and IT sectors were strongest, while Real Estate and Utilities struggled. The strategy return was positive in Q224 but underperformed the benchmark. The quarter started with concerns about stagflation, long term interest rates climbed on sticky inflation and the market fell. Interestingly, in April and the early May, Utilities performed well due to concerns that the higher for longer interest rates might impact the economy negatively. Performance came under pressure in late May, continuing to June, as strong performance from tech stocks in the broader market proved a headwind, as did stock specific negatives, such as increased uncertainty for UK water utilities as OFWAT’s draft determination was delayed. The strategy outperformed in July. After market narrowness, July saw a reversal. Whether due to inflation retreating or concerns about the economy, the effect was tech and similar mega capitalisation stocks lagged. Whilst tech fell, the utilities and industrials sectors performed strongly, helping performance.

Performance over the period was positive, returning 15.67% (Net), modestly underperforming the MSCI ACWI Index (Net) (USD) return of 17.02%. The fund outperforms over the 5 years and since inception periods.

We remain balanced and well diversified from an end market and geographic view. We are defensively postured and comfortable with our exposures and earnings risk. Earnings believability continues to be a focus, much of the themes we liked in 2023 are still valid today. We prefer companies where demand may prove resilient, due to their exposure to Infrastructure spending, large backlogs, or their break-and-fix orientation. Also, we prefer more defensive-type business models like regulated utilities, monopolistic, or non-regulated utilities that operate long term concession agreements.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	KBI Global Investors Aquarius Fund, Institutional Shares - $188942	MSCI ACWI Index (Net) (USD) - $181879
Oct/18	$100000	$100000
Jul/19	$103749	$107711
Jul/20	$108505	$115465
Jul/21	$159347	$153778
Jul/22	$145630	$137656
Jul/23	$163340	$155427
Jul/24	$188942	$181879

Average Annual Return [Table Text Block]

Average Annual Total Returns as of July 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
KBI Global Investors Aquarius Fund, Institutional Shares	15.67%	12.74%	11.58%
MSCI ACWI Index (Net) (USD)	17.02%	11.05%	10.85%

AssetsNet	$ 59,860,372
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 319,260
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$59,860,372	46	$319,260	41%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.7%
Germany	0.9%
Italy	1.4%
Canada	1.6%
Austria	1.9%
China	1.9%
South Korea	2.3%
Brazil	2.4%
Netherlands	2.4%
Japan	5.8%
France	6.2%
United Kingdom	15.5%
United States	52.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Veolia Environnement	6.1%
Essential Utilities	4.7%
AECOM	4.5%
United Utilities Group	4.4%
American Water Works	4.4%
IDEX	4.4%
Xylem	3.6%
Veralto	3.4%
Halma	2.8%
SJW Group	2.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	833-658-4739
Updated Prospectus Web Address	https://www.kbigiusmutualfunds.com